Organization and principal activities - Schedule of Condensed Consolidated Statements of Operation Data for the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Investments in and Advances to Affiliates
Others, net	¥ 42,496	$ 5,822	¥ 81,258	¥ 166,307	[1]
Loss before income tax expenses	(34,455)	(4,722)	(191,304)	(522,789)	[1]
Income tax expenses	(13,500)	(1,849)	(13,215)	(24,364)	[1]
Share of loss from equity method investments	0	0	0	(520)	[1]
Net loss attributable to HUYA Inc.	(47,955)	$ (6,571)	(204,519)	(547,673)	[1]
Variable Interest Entity (VIE)
Investments in and Advances to Affiliates
Total cost and expenses	(5,732,001)		(6,746,390)	(9,161,422)
Others, net	(97,675)		(94,625)	55,551
Loss before income tax expenses	(104,121)		(154,982)	(168,750)
Income tax expenses	(253)			(6,801)
Share of loss from equity method investments				(520)
Net loss attributable to HUYA Inc.	(104,374)		(154,982)	(176,071)
Variable Interest Entity (VIE) | Third-party
Investments in and Advances to Affiliates
Revenues	5,719,359		¥ 6,686,033	¥ 8,937,121
Variable Interest Entity (VIE) | Inter-company
Investments in and Advances to Affiliates
Revenues	¥ 6,196

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).